CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI) - Schedule of Pre-Tax and After-Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax	$ 200,200	$ 193,946
End of year balance, net of tax	202,672	200,200	$ 193,946
Net unrealized gains (losses) on investment securities
Change in accumulated other comprehensive income (loss), pretax
Pretax	(5,301)	4,799	2,633
Change in accumulated other comprehensive income (loss), tax effect
Tax effect	1,367	(1,214)	(648)
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax	3,320	(265)	(2,250)
Change, net of taxes	(3,934)	3,585	1,985
End of year balance, net of tax	(614)	3,320	(265)
Debt valuation adjustment (DVA)
Change in accumulated other comprehensive income (loss), pretax
Pretax	296	(616)	(1,473)
Change in accumulated other comprehensive income (loss), tax effect
Tax effect	(64)	141	337
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax	(1,419)	(944)	192
Change, net of taxes	232	(475)	(1,136)
End of year balance, net of tax	(1,187)	(1,419)	(944)
Cash flow hedges
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax	1,593	123	(728)
Change, net of taxes	(1,492)	1,470	851
End of year balance, net of tax	101	1,593	123
Benefit plans
Change in accumulated other comprehensive income (loss), pretax
Pretax	1,252	(78)	(671)
Change in accumulated other comprehensive income (loss), tax effect
Tax effect	(240)	23	119
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax	(6,864)	(6,809)	(6,257)
Change, net of taxes	1,012	(55)	(552)
End of year balance, net of tax	(5,852)	(6,864)	(6,809)
Foreign currency translation adjustment
Change in accumulated other comprehensive income (loss), pretax
Pretax	(2,671)	(227)	(332)
Change in accumulated other comprehensive income (loss), tax effect
Tax effect	146	(23)	11
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax	(28,641)	(28,391)	(28,070)
Change, net of taxes	(2,525)	(250)	(321)
End of year balance, net of tax	(31,166)	(28,641)	(28,391)
Excluded component of fair value hedges
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax	(47)	(32)	(57)
Change, net of taxes	0	(15)	25
End of year balance, net of tax	(47)	(47)	(32)
Accumulated other comprehensive income (loss)
Change in accumulated other comprehensive income (loss), pretax
AOCI, beginning balance, pretax	(36,992)	(42,772)	(44,082)
Pretax	(8,391)	5,780	1,310
AOCI, ending balance, pretax	(45,383)	(36,992)	(42,772)
Change in accumulated other comprehensive income (loss), tax effect
Balance, beginning of period, tax effect	4,934	6,454	6,912
Tax effect	1,684	(1,520)	(458)
Balance, end of period, tax effect	6,618	4,934	6,454
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax	(32,058)	(36,318)	(37,170)
Change, net of taxes	(6,707)	4,260	852
End of year balance, net of tax	(38,765)	(32,058)	(36,318)
Cash flow hedges | Cash flow hedges
Change in accumulated other comprehensive income (loss), pretax
Pretax	(1,969)	1,925	1,120
Change in accumulated other comprehensive income (loss), tax effect
Tax effect	477	(455)	(269)
Change in accumulated other comprehensive income (loss)
Change, net of taxes	(1,492)	1,470	851
Fair value hedges | Excluded component of fair value hedges
Change in accumulated other comprehensive income (loss), pretax
Pretax	2	(23)	33
Change in accumulated other comprehensive income (loss), tax effect
Tax effect	(2)	8	(8)
Change in accumulated other comprehensive income (loss)
Change, net of taxes	$ 0	$ (15)	$ 25